Summary of Significant Accounting Policies - Summary Of Assets And Liabilities Measured At Fair Value On A Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2020
Liabilities
Note payable	$ 15,100	$ 14,600
Fair Value, Recurring [Member]
Assets
Marketable securities	8,226		$ 17,666
Derivative asset on loans to stockholders	35,253		457
Total assets	43,479		18,123
Liabilities
Warrant liability	3,726
Note payable	15,051
Total liabilities	18,777
Fair Value, Recurring [Member] | Level 1
Assets
Marketable securities	8,226		17,666
Total assets	8,226		17,666
Fair Value, Recurring [Member] | Level 3
Assets
Derivative asset on loans to stockholders	35,253		457
Total assets	35,253		$ 457
Liabilities
Warrant liability	3,726
Note payable	15,051
Total liabilities	$ 18,777